Balances and Transactions in Foreign Currencies - Exchange Rates (Detail)	Apr. 09, 2021 $ / € $ / $	Dec. 31, 2020 $ / € $ / $	Dec. 31, 2019 $ / € $ / $
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		19.8920
USD
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	20.1765	19.9487	18.8452
Euro [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate | $ / €	23.8326	24.5213	21.1223